AXS Brendan Wood TopGun Index ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	AEROSPACE/DEFENSE — 8.0%
109	Northrop Grumman Corp.	$59,472
586	Raytheon Technologies Corp.	59,139
		118,611
	BANKS — 12.0%
441	JPMorgan Chase & Co.	59,138
697	Morgan Stanley	59,259
626	Royal Bank of Canada[1]	58,856
		177,253
	DIVERSIFIED FINANCIAL SERVICES — 8.0%
171	Mastercard, Inc. - Class A	59,462
285	Visa, Inc. - Class A	59,211
		118,673
	ELECTRIC — 4.0%
709	NextEra Energy, Inc.	59,272
	ENVIRONMENTAL CONTROL — 4.0%
445	Waste Connections, Inc.[1]	58,989
	HEALTHCARE-PRODUCTS — 4.0%
223	Danaher Corp.	59,189
	HEALTHCARE-SERVICES — 4.0%
111	UnitedHealth Group, Inc.	58,850
	INSURANCE — 11.9%
408	Intact Financial Corp.	58,732
358	Marsh & McLennan Cos., Inc.	59,242
456	Progressive Corp.	59,148
		177,122
	MINING — 8.0%
1,136	Agnico Eagle Mines Ltd.[1]	59,061
434	Franco-Nevada Corp.[1]	59,232
		118,293
	OIL & GAS — 23.8%
4,374	ARC Resources Ltd.	58,955
1,060	Canadian Natural Resources Ltd.[1]	58,862
3,031	Cenovus Energy, Inc.[1]	58,832
431	Diamondback Energy, Inc.	58,952
457	EOG Resources, Inc.	59,191

AXS Brendan Wood TopGun Index ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS (Continued)
1,158	Tourmaline Oil Corp.	$58,430
		353,222
	PIPELINES — 4.0%
395	Cheniere Energy, Inc.	59,234
	TRANSPORTATION — 4.0%
791	Canadian Pacific Railway Ltd.[1]	59,001
	VENTURE CAPITAL — 4.0%
1,876	Brookfield Corp.[1]	59,019
	TOTAL COMMON STOCKS
	(Cost $1,504,599)	1,476,728
	TOTAL INVESTMENTS — 99.7%
	(Cost $1,504,599)	1,476,728
	Other Assets in Excess of Liabilities — 0.3%	3,814
	TOTAL NET ASSETS — 100.0%	$1,480,542

[1]Foreign security denominated in U.S. Dollars.